PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2011	2012
	RMB	RMB	US$
ASSETS
Current assets
Cash	34,224	14,097	2,263
Restricted cash	—	190,000	30,497
Short-term investment	894,540	122,701	19,695
Prepaid expenses and other current assets	16,739	18,562	2,979
Amount due from subsidiaries	497,851	980,246	157,340

Total current assets	1,443,354	1,325,606	212,774

Non-current assets
Restricted cash	—	100,000	16,051
Investments	212,110	500,204	80,288

Total non-current assets	212,110	600,204	96,339

Total assets	1,655,464	1,925,810	309,113

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	2,796	2,531	406
Amount due to a subsidiary	114	—	—
Amount due to related parties	—	16,875	2,709

Total current liabilities	2,910	19,406	3,115
Non-current liabilities
Amount due to related parties	—	35,601	5,715

Total non-current liabilities	—	35,601	5,715

Total liabilities	2,910	55,007	8,830

Shareholders’ equity:
Class A Ordinary shares	13	19	3
Class B Ordinary shares	10	4	1
Additional paid-in capital	3,172,372	3,212,927	515,709
Accumulated other comprehensive loss	(57,290)	(61,232)	(9,828)
Accumulated deficit	(1,294,533)	(1,238,209)	(198,746)
Treasury stock	(168,018)	(42,706)	(6,856)

Total shareholders’ equity	1,652,554	1,870,803	300,283

Total liabilities and shareholders’ equity	1,655,464	1,925,810	309,113

Condensed Statements of Operations

Condensed statements of operations

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(281,113)	(49,424)	(78,611)	(12,618)

Operating (loss) profit	(281,113)	(49,424)	(78,611)	(12,618)
Other (expenses) income	(49,931)	45,344	10,570	1,694
Investment income	75,655	22,524	124,365	19,962

(Loss) profit before income taxes	(255,389)	18,444	56,324	9,038
Income tax expense	—	—	—	—

Net (loss) income	(255,389)	18,444	56,324	9,038

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(712)	(6,300)	(1,011)
Net cash (used in) generated from investing activities	—	(1,349,501)	272,873	43,799
Net cash generated from (used in) financing activities	1,537	1,382,900	(286,700)	(46,019)

Net increase (decrease) in cash	1,537	32,687	(20,127)	(3,231)
Cash at beginning of the year	—	1,537	34,224	5,494

Cash at end of the year	1,537	34,224	14,097	2,263

Parent Company
Related Party Balance

The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amount due from subsidiaries
—21Vianet HK	484,442	968,866	155,514
—21Vianet Beijing	13,409	11,380	1,826

	497,851	980,246	157,340

Amount due to subsidiaries
—21Vianet Technology	66	—	—
—ZBXT	48	—	—

	114	—	—

Amount due to related parties
Current
—Sellers of Fastweb	—	16,875	2,709
Non-current
—Sellers of Fastweb	—	35,601	5,715

	—	52,476	8,424